QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.91%

AEROSPACE & DEFENSE - 3.72%
Kratos Defense & Security Solutions Inc.	32,178	$159,281

COMMERCIAL SERVICES - 3.05%
Viad Corp.	4,482	130,695

COMMUNICATIONS EQUIPMENT - 13.63%
InterDigital, Inc.	2,525	140,516
Lumentum Holdings Inc.	5,500	148,335
Oclaro Inc.	30,270	163,458
ViaSat, Inc.	1,796	131,970

		584,279

ELECTRONIC - 4.09%
Vishay Precision Group, Inc.	12,520	175,405

INTERNET & CATALOG RETAIL - 10.65%
1-800-Flowers.Com A	19,180	151,138
FTD Companies, Inc.	6,000	157,500
Nutrisysem, Inc.	7,083	147,822

		456,460

INTERNET SOFTWARE & SERVICES - 11.89%
Autobytel Inc.	7,764	134,783
Bazaarvoice Inc.	41,350	130,253
United Online, Inc.	21,203	244,683

		509,719

LEISURE PRODUCTS - 10.89%
Brunswick Corp.	3,081	147,826
Malibu Boats, Inc.	10,000	164,000
MCBC Holdings, Inc.	11,000	154,880

		466,706

MEDIA - 3.23%
Imax Corp.	4,449	138,320

MULTILINE RETAIL - 3.33%
J. C. Penney Company, Inc.	12,891	142,575

SEMICONDUCTOR - 10.98%
Intersil Corp.	10,865	145,265
ON Semiconductor Corp.	17,705	169,791
Skyworks Solutions, Inc.	1,998	155,644

		470,700

SOFTWARE - 14.18%
NetScout Systems, Inc.	7,423	170,506
Rovi Corp.	6,899	141,499
Telenav Inc.	23,910	141,069
Web.com Group Inc.	7,810	154,794

		607,868

SPECIALTY RETAIL - 3.07%
Dick’s Sporting Goods, Inc.	2,819	131,788

TECHNOLOGY HARDWARE STORAGE - 3.06%
TransAct Technologies Inc.	16,102	131,070

TEXTILES, APPAREL & LUXURY GOODS - 3.13%
Cherokee Inc.	7,546	134,243

TOTAL COMMON STOCKS		4,239,109

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

	Shares	Fair Value

NET INVESTMENTS IN SECURITIES - 98.91%	98.91%	$4,239,109
Other assets, net of liabilities - 1.09%	1.09%	46,814

NET ASSETS - 100.00%	100.00%	$4,285,923

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$4,239,109	$0	$0	$4,239,109

At March 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,835,029 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$504,475
Gross unrealized depreciation	(100,395)

Net unrealized appreciation (depreciation)	$404,080

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 20, 2016

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 20, 2016